Commitments and contingencies	12 Months Ended
Mar. 31, 2012
Commitments and contingencies

24. Commitments and contingencies

Obligations under guarantees

The MHFG Group provides guarantees or indemnifications to counterparties to enhance their credit standing and enable them to complete a variety of business transactions. The guarantee represents an obligation to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing arrangement or other contractual obligation.

The Group records all guarantees and similar obligations subject to ASC 460, “Guarantees” (“ASC 460”) at fair value on the consolidated balance sheets at the inception of the guarantee. The carrying amount of guarantees and similar obligations at March 31, 2011 and 2012 was ¥15 billion and ¥17 billion, respectively, and was included in Other liabilities.

The types of guarantees under ASC 460 provided by the MHFG Group are described below.

Performance guarantees

Performance guarantees are issued to guarantee customers’ performance under contractual arrangements such as a tender bid on a construction project or the completion of a construction project.

Guarantees on loans

Guarantees on loans include an obligation to guarantee the customer’s borrowing contracts. The MHFG Group is required to make payments to the guaranteed parties in the event that customers fail to fulfill obligations under the contracts.

Guarantees on securities

Guarantees on securities include an obligation to guarantee securities, such as bonds issued by customers.

Other guarantees

Other guarantees include an obligation to guarantee customers’ payment, such as tax payments.

Guarantees for the repayment of trust principal

The MHFG Group provides certain trust products with guarantees for the repayment of trust principal, e.g., loan trusts and certain jointly operated designated money trusts. Pursuant to Japanese trust-related laws, trustees are prohibited from compensating beneficiaries for any loss in the beneficial interests in each trust. However, under a special condition of the Japanese trust-related laws, trust banks as trustees are allowed to enter into an agreement to compensate for any loss in the principal of the trust. The MHFG Group manages and administers the trust assets to minimize exposures against losses from the guarantees for the repayment of trust principal, including writing-off impaired loans and charging it to the trust account profits. In performing its fiduciary duties, the MHFG Group also manages the trust assets separately from its own proprietary assets on behalf of customers and keeps separate records for the trust activities. On April 1, 2010, the MHFG Group consolidated certain guaranteed principal money trusts. See Note 26 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trust. The contract amounts of guarantees for repayment of unconsolidated trust principal are presented in the tables below.

Part of the trust account profits is set aside as a reserve in trust accounts to absorb losses in the trust asset portfolios in accordance with relevant Japanese laws concerning the trust business and/or trust agreements. Statutory reserves for loan trusts and reserves for jointly operated designated money trusts are calculated based on the trust principal or the balance of loans and other assets in the trust accounts. Since the probability of principal indemnification is judged to be remote, the MHFG Group had no related reserve for credit losses recorded in its consolidated financial statements.

Liabilities of trust accounts

The MHFG Group, as trustee, may enter into an agreement with a third party who is not the party to the relevant trust agreement to the extent necessary to handle the trust affairs for the purpose of fulfilling the objectives of the trust and, as such, the trustee shall be allowed to assume certain liabilities. Pursuant to Japanese trust-related laws, the trustee is ultimately liable to pay those liabilities out of its proprietary assets in the event that the trust assets are insufficient to cover those liabilities. The amount of trust liabilities rarely exceeds the amount of trust assets and, therefore, those liabilities are generally covered by the corresponding trust assets. To avoid the demand for payment out of the proprietary assets, the trustee can enter into a special covenant of limited liability under which the trust creditors agree to limit the trustee’s liability to the value of the trust assets and to waive the right for compulsory execution against the trustee’s proprietary assets. The MHFG Group regularly monitors the condition of trust accounts to minimize exposures against making payment.

The amounts of such liabilities in the trust accounts excluding those with the special covenant of limited liability are presented in the tables below. Liabilities of trust accounts principally include obligations to return collateral under security lending transactions and others.

Derivative financial instruments

Certain written options and credit default swaps are deemed guarantees pursuant to the definition of guarantees in ASC 460 if these contracts require the MHFG Group to make payments to counterparties based on changes in an underlying instrument or index that is related to an asset, a liability, or an equity security of counterparties. The MHFG Group’s payments could involve a gross settlement or a net settlement. Because it is difficult in practice to determine whether the counterparty has the asset, the liability or the equity security relating to the underlying, the MHFG Group has decided to include all credit default swaps and written options, excluding written options outside the scope of ASC 460, in the guarantee disclosures.

Maximum exposure under guarantee contracts

The table below summarizes the remaining term and maximum potential amount of future payments by type of guarantee at March 31, 2011 and 2012. The maximum potential amount of future payments disclosed below represents the contractual amounts that could be repaid in the event of guarantees execution, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows notional amounts of the contracts as a substitute for the maximum exposure.

The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation to reduce the credit risk associated with guarantees. The maximum exposure or notional amounts below does not represent the expected losses from the execution of the guarantees.

2011	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,580	886	559	135
Guarantees on loans	539	136	53	350
Guarantees on securities	10	4	6	—
Other guarantees	872	602	192	78
Guarantees for the repayment of trust principal	249	—	181	68
Liabilities of trust accounts	8,144	7,982	51	111
Derivative financial instruments	30,567	11,386	16,048	3,133

2012	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,681	978	536	167
Guarantees on loans	502	173	41	288
Guarantees on securities	73	32	41	—
Other guarantees	997	695	218	84
Guarantees for the repayment of trust principal	184	—	140	44
Liabilities of trust accounts	8,313	8,132	67	114
Derivative financial instruments	28,620	13,546	12,446	2,628

The table below presents maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2011 and 2012:

	2011	2012
	(in billions of yen)
Investment grade	1,760	2,125
Non-investment grade	1,241	1,128

Total	3,001	3,253

Note:	Investment grade in the internal rating scale is generally corresponding to BBB- or above in external rating scale.

Other off-balance-sheet instruments

In addition to guarantees, the MHFG Group issues other off-balance-sheet instruments to its customers, such as lending-related commitments and commercial letters of credit. Under the terms of these arrangements, the MHFG Group is required to extend credit or make certain payments upon the customers’ request.

Commitments to extend credit

Commitments to extend credit are legally binding agreements to lend to customers on demand. They usually have set maturity dates. These agreements differ from guarantees in that they are generally revocable or contain provisions that enable the MHFG Group to avoid payment or reduce the amount of credit extended under certain conditions, such as the deterioration of the borrower’s financial condition or other reasonable conditions. The MHFG Group monitors the financial condition of the potential borrowers throughout the commitment period to determine whether additional collateral or changes in the terms of the commitment are necessary. Since many of these commitments to extend credit expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Commitments to invest in securities

Commitments to invest in securities include legally binding contracts to make additional contributions to investment funds, such as venture capital funds or corporate recovery funds in accordance with the terms of investment agreements.

Commercial letters of credit

Commercial letters of credit are issued in connection with customers’ trade transactions. Normally, the customers cannot receive the goods until they make payment to a bank, and therefore these commercial letters of credit are collateralized by the underlying goods. Upon issuance of commercial letters of credit, the MHFG Group monitors the credit risk associated with these transactions to determine if additional collateral is required.

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2011 and 2012:

	2011	2012
	(in billions of yen)
Commitments to extend credit (Note)	50,436	52,438
Commercial letters of credit	465	536

Total	50,901	52,974

Note:	Commitments to extend credit include commitments to invest in securities.

Allowance for losses on off-balance-sheet instruments

Other liabilities include an allowance for losses on off-balance-sheet instruments, of which amount at March 31, 2011 and 2012 was ¥112 billion and ¥112 billion, respectively.

Leases

The MHFG Group leases certain office space and equipment under noncancelable agreements. Future minimum rental commitments for noncancelable leases at March 31, 2012 were as follows:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2013	5,601	42,086
2014	4,336	30,365
2015	3,432	12,663
2016	2,847	8,480
2017	2,129	7,470
2018 and thereafter	3,891	20,633

Total minimum lease payments	22,236	121,697

Amount representing interest	1,385

Present value of minimum lease payments	20,851

Total rental expense for the fiscal years ended March 31, 2010, 2011 and 2012 was ¥106,177 million, ¥102,455 million and ¥101,003 million, respectively.

During prior years, the MHFG Group’s major banking subsidiaries sold their head offices (including land, buildings, facilities and equipment) to third parties. Concurrent with the sales, these subsidiaries leased the properties back for periods of 5 and 10 years at total lease payment for the whole period of ¥214,690 million. The terms of certain lease agreements were changed during the fiscal years ended March 31, 2009, 2011 and 2012, and the total lease payment for the whole period increased to ¥215,210 million, consequently. The MHFG Group recorded the transactions as operating leases. The future minimum lease payments under the terms of the related lease agreements were ¥54,735 million, ¥39,421 million and ¥29,879 million at March 31, 2010, 2011 and 2012, respectively.

Legal proceedings

The MHFG Group is involved in normal collection proceedings initiated by the Group and other legal proceedings in the ordinary course of business.

The Group’s Indonesian subsidiary acts as collateral agent for the trustee of bond issuances made by subsidiaries of Asia Pulp & Paper Company Ltd. (“APP”). In that role, the subsidiary is involved in a dispute between the bondholders and such APP subsidiaries in their capacities as the issuers, guarantors and/or pledgors of security for the bonds relating to foreclosure proceedings on the collateral and has been named as a defendant in a lawsuit brought by the obligors under the bonds in Indonesia. The Group’s consolidated financial statements do not include a reserve in relation to this dispute because the Group does not believe that the resolution of this matter will have a significant impact on the consolidated financial condition or results of operations of the Group, although there can be no assurance as to the foregoing.

In July 2012, Mizuho Securities USA Inc. (“MSUSA”), a subsidiary of MHSC, entered into a settlement with the SEC with respect to alleged misconduct of certain former employees in connection with a collateralized debt obligation that it structured and marketed in 2007. Under the settlement, MSUSA agreed to pay a total of US$127.5 million in penalties, disgorgement and prejudgment interest, without either admitting or denying any wrongdoing. Because, in the fiscal year ended March 31, 2012, the MHFG Group had accrued an adequate liability for contingencies in connection with this matter in an amount that covered most of the foregoing settlement amount, the settlement will not have any material effect on the Group’s results of operations for the fiscal year ending March 31, 2013.